Distribution of profit	12 Months Ended
Dec. 31, 2020
Distribution of profit
Distribution of profit
19.	Distribution of profit
Pursuant to the laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from profit after tax under accounting principles generally accepted in the PRC to other non-distributable
reserve funds after offsetting accumulated losses from prior years, until the cumulative amount of such reserve fund reaches 50% of their registered capital. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end);
the appropriation to the other fund are at the discretion of the subsidiaries.
The general reserve is used to offset future extraordinary losses. A subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the Company.
Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries transferred RMB121,069, RMB184,182 and RMB61,925 to the general reserve during the years ended December 31, 2018, 2019 and 2020, respectively.
The balance of restricted net assets was RMB8,077,638 as of December 31, 2020.